Cash Distributions and Earnings per Unit - Distributions for all quarters (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			2 Months Ended	3 Months Ended													4 Months Ended			7 Months Ended			10 Months Ended
	Jan. 31, 2025	Jan. 31, 2023	Jan. 31, 2022	Feb. 29, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Cash Distribution And Earnings Per Unit
Authorized Quarterly Cash Distribution for three months ended	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023														Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Date of record of Common and General Partnership unit Unitholders	Feb. 10, 2025	Feb. 10, 2023	Feb. 09, 2022	Feb. 12, 2024														May 10, 2024	May 09, 2023	May 09, 2022	Aug. 09, 2024	Aug. 08, 2023	Aug. 09, 2022	Nov. 12, 2024	Nov. 07, 2023	Nov. 08, 2022
Payment of Distribution	Feb. 13, 2025	Feb. 14, 2023	Feb. 11, 2022	Feb. 14, 2024														May 14, 2024	May 12, 2023	May 12, 2022	Aug. 14, 2024	Aug. 11, 2023	Aug. 12, 2022	Nov. 15, 2024	Nov. 13, 2023	Nov. 10, 2022
$/ Unit					$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Amount of declared distribution					$ 1,511	$ 1,521	$ 1,531	$ 1,540	$ 1,540	$ 1,540	$ 1,540	$ 1,540	$ 1,540	$ 1,540	$ 1,541	$ 1,541	$ 1,541